COMMITMENTS AND CONTINGENCIES (Schedule of Operating Lease Commitments) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2019	¥ 25,661	$ 3,780
2020	26,892	3,961
2021	21,952	3,234
2022	16,499	2,430
Operating lease commitments due	¥ 91,004	$ 13,405